Cover	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2026
Entity Registrant Name	GENERAL MOTORS COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34960
Entity Tax Identification Number	27-0756180
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48265-3000
City Area Code	313
Local Phone Number	667-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001467858
Amendment Flag	false
Entity Address, Address Line One	1240 Woodward Avenue